Principal Funds, Inc.

Supplement dated October 9, 2015
to the Statutory Prospectus dated August 24, 2015
(as supplemented on September 24, 2015)

This supplement updates information contained in the Statutory Prospectus. Please retain this supplement for future reference.

California Municipal Fund [Member]
CALIFORNIA MUNICIPAL
On or about November 1, 2015, in the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses	California Municipal Fund [Member] Class P
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.12%	[1]
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	(0.05%)	[2]
Net Expenses (as a percentage of Assets)	0.56%
[1]	Based on estimated amounts for the current fiscal year. (Class P)
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.56% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

On or about November 1, 2015, in the Example section, replace the table with the following:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
California Municipal Fund [Member] | Class P | USD ($)	57	189	334	756

Tax-Exempt Bond Fund [Member]
TAX-EXEMPT BOND
On or about November 1, 2015, in the Annual Fund Operating Expenses section, replace the table with the following:
Annual Fund Operating Expenses	Tax-Exempt Bond Fund [Member] Class P
Management Fees (as a percentage of Assets)	0.45%
Component1 Other Expenses	0.03%
Component2 Other Expenses	0.14%	[1]
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	(0.06%)	[2]
Net Expenses (as a percentage of Assets)	0.56%
[1]	Based on estimated amounts for the current fiscal year. (Class P)
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.56% for Class P shares. It is expected that the expense limit will continue through the period ending February 28, 2017; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limit prior to the end of the period.

On or about November 1, 2015, in the Example section, replace the table with the following:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Tax-Exempt Bond Fund [Member] | Class P | USD ($)	57	190	338	767